Commitments - Summary of Authorized Investments (Detail) - MXN ($) $ in Thousands	Dec. 12, 2019	Dec. 16, 2014
Commitments [Line Items]
Total authorized/approved investments	$ 21,831,705	$ 5,478,614
Less Than One Year [member]
Commitments [Line Items]
Total authorized/approved investments	6,739,392	1,412,232
Less Than Two Years [member]
Commitments [Line Items]
Total authorized/approved investments	5,995,303	1,842,569
Less Than Three Years [member]
Commitments [Line Items]
Total authorized/approved investments	5,396,186	1,157,684
Less Than Four Years [member]
Commitments [Line Items]
Total authorized/approved investments	2,650,026	759,337
Later than four years and not later than five years [Member]
Commitments [Line Items]
Total authorized/approved investments	$ 1,050,798	$ 306,792